Schedule of receivables, prepayments and other assets (Details) (Parenthethical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	¥ 785,348	¥ 2,599,603
Down payment of purchase of office premises		¥ 514,860